Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Allowance for credit loss on accounts receivable	$ 1,768	$ 3,574
Temporary equity, par value per share	$ 0.001	$ 0.001
Temporary equity, shares issued	0	238,096
Temporary equity, shares outstanding	0	238,096
Common Class A [Member]
Statement [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares, issued	45,886,065	0
Common stock, shares, outstanding	45,886,065	0
Common Class B [Member]
Statement [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	98,204,522	0
Common stock, shares, outstanding	98,204,522	0